Disposal of Subsidiaries	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Disposal of Subsidiaries
31.	DISPOSAL OF SUBSIDIARIES

The Group disposed of its subsidiary, Kun Shan Ding Yue Real Estate Development Co., Ltd. (“KSDY”), in June 2017 and, as a result, the Group lost its control over KSDY.

a.	Gain on disposal of subsidiaries

NT$

Total consideration	$7,046,464
Net assets disposed of	(1,457,007)

Gain on disposal of KSDY	$5,589,457

b.	Analysis of assets and liabilities on the date control was lost

NT$

Current assets
Cash and cash equivalents	$29,133
Inventories related to real estate business	1,427,874

Net assets disposed of	$1,457,007